Total
MassMutual Total Return Bond Fund
MassMutual Total Return Bond Fund
MASSMUTUAL FUNDS
MassMutual Total Return Bond Fund
MassMutual Mid Cap Growth Fund
Supplement dated July 1, 2023 to the
Prospectus dated February 1, 2023
This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective July 1, 2023, the following information replaces similar information for the MassMutual Total Return Bond Fund found under the headings Annual Fund Operating Expenses and Example in the section titled Fees and Expenses of the Fund on pages 3 and 4:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MassMutual Total Return Bond Fund		Class I	Class R5	Service Class	Administrative Class	Class R4	Class A	Class R3	Class Y
Management Fees		0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Distribution and Service (Rule 12b-1) Fees		none	none	none	none	0.25%	0.25%	0.50%	none
Other Expenses		0.07%	0.17%	0.27%	0.37%	0.27%	0.37%	0.27%	0.17%	[1]
Total Annual Fund Operating Expenses		0.37%	0.47%	0.57%	0.67%	0.82%	0.92%	1.07%	0.47%
Expense Reimbursement		(0.04%)	(0.04%)	(0.04%)	(0.04%)	(0.04%)	(0.04%)	(0.04%)	(0.04%)
Total Annual Fund Operating Expenses after Expense Reimbursement	[2]	0.33%	0.43%	0.53%	0.63%	0.78%	0.88%	1.03%	0.43%
[1]	Other Expenses are based on estimated amounts for the current fiscal year of the Fund.
[2]	The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.33%, 0.43%, 0.53%, 0.63%, 0.78%, 0.88%, 1.03%, and 0.43% for Classes I, R5, Service, Administrative, R4, A, R3, and Y respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - MassMutual Total Return Bond Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class I	34	112	201	462
Class R5	44	144	257	585
Service Class	54	176	312	707
Administrative Class	64	208	367	828
Class R4	80	255	449	1,008
Class A	511	700	907	1,503
Class R3	105	334	584	1,300
Class Y	44	144	257	585

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE